SECURITY DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
SECURITY DEPOSITS
Security deposits	$ 101	$ 67	$ 54